Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 15, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect Equity Fund
PartnerSelect International Fund
PartnerSelect Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect Equity Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect International Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect Alternative Strategies Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect High Income Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect High Income Alternatives Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect SBH Focused Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect SBH Focused Small Value Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

PartnerSelect Oldfield International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
PartnerSelect Oldfield International Value Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

iM Dolan McEniry Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iM Dolan McEniry Corporate Bond Fund
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

iM DBi Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iM DBi Managed Futures Strategy ETF
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.

iM DBi Hedge Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iM DBi Hedge Strategy ETF
(collectively, the “Funds”)
Supplement dated December 15, 2021 to the currently effective
Prospectuses and Statements of Additional Information (“SAIs”) of the Funds
Notice to Existing and Prospective Shareholders:
Effective December 16, 2021, the name of each of PartnerSelect Equity Fund, PartnerSelect International Fund, PartnerSelect Alternative Strategies Fund, PartnerSelect High Income Alternatives Fund, PartnerSelect SBH Focused Small Value Fund, PartnerSelect Oldfield International Value Fund, iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF will change. The Funds’ investment objectives, principal investment strategies, principal risks, sub‑advisors and fee schedules will remain the same. iM Global Partner Fund Management, LLC will continue to serve as the Funds’ investment advisor.
The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectuses and SAIs concerning the Funds.

Current Fund Name	New Fund Name (effective December 16, 2021)
PartnerSelect Equity Fund	iMGP Equity Fund
PartnerSelect International Fund	iMGP International Fund
PartnerSelect Alternative Strategies Fund	iMGP Alternative Strategies Fund
PartnerSelect High Income Alternatives Fund	iMGP High Income Alternatives Fund
PartnerSelect SBH Focused Small Value Fund	iMGP SBH Focused Small Value Fund
PartnerSelect Oldfield International Value Fund	iMGP Oldfield International Value Fund
iM Dolan McEniry Corporate Bond Fund	iMGP Dolan McEniry Corporate Bond Fund
iM DBi Managed Futures Strategy ETF	iMGP DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF	iMGP DBi Hedge Strategy ETF
In addition, effective December 16, 2021, the Funds’ website address will change from www.partnerselectfunds.com to www.imgpfunds.com.